Commitments and Contingencies	6 Months Ended
Oct. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 9 – Commitments and contingencies

Lease commitments

The Company entered into an operating lease agreement for office space. The minimum lease payment commitments under the operating lease as of October 31, 2024 are set forth in the Note 11 – Operating leases – right-of-use assets

Litigation

Certain shareholders of the Company filed a lawsuit in the Tokyo District Court against the Company and Mr. Satoshi Kobayashi, the Company’s Chief Executive Officer and Representative Director. The complaint, which is dated December 18, 2023, was served on the Company and Mr. Kobayashi on January 12, 2024. The plaintiffs alleged that Mr. Kobayashi violated Article 709 of the Japanese Civil Code by intentionally delaying or misrepresenting the procedures necessary for the sale of shares, thereby unfairly depriving the plaintiffs of the opportunity to sell their shares on the Nasdaq market at a higher price following the Company’s initial public offering, and that the Company shall be liable for damages caused by Mr. Kobayashi in the discharge of his duties as the Company’s Representative Director under Article 350 of the Japanese Companies Act. The plaintiffs sought monetary damages in the total amount of USD 2,925,747, plus interest and costs. In addition, certain bank accounts of JPY31,486,253 in the aggregate were temporarily seized and restricted as to withdrawal or usage on November 7, 2023, due to an order by the Tokyo District Court as a result of the lawsuit. The restricted cash of JPY31,486,253 (USD 206,671) is recorded in restricted cash on the balance sheets. The provisional garnishment is only applicable to the account balance when the Court serves the bank with a provisional garnishment order. Therefore, any amounts deposited into the bank account after the Court serves the bank with a provisional garnishment order are available for use without any restriction. The Company believes the complaint is without merit. The Company intends to vigorously defend the case. However, litigation is inherently uncertain and there can be no assurance regarding the outcome of this matter. In light of the fact that this lawsuit is still in progress, the Company cannot predict the ultimate outcome of the lawsuit and cannot reasonably estimate the potential loss or range of loss that the Company may incur.